Schedule of Stock Option Activity Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-average grant date fair value per share of options granted during the period	$ 15.92	$ 0.46	$ 7.08	$ 2.80	$ 1.96
Aggregate intrinsic value of options exercised during the period	$ 3,020	$ 249	$ 1,680	$ 188	$ 214